Issued Capital (Details) - Schedule of issued capital - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
(a) Issued Capital
2,406,874,578 (2021: 2,084,016,678) fully paid ordinary shares	$ 213,787,061	$ 197,447,990	$ 160,703,754
Nil (2021: Nil) options for fully paid ordinary shares
Issued Capital	$ 213,787,061	$ 197,447,990	$ 160,703,754